Rental Income under Operating Leases (Property Available for Lease) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Land [Member]
Operating Leased Assets [Line Items]
Total property and equipment	$ 127	$ 141
Building and Building Improvements [Member]
Operating Leased Assets [Line Items]
Total property and equipment	88	82
Equipment [Member]
Operating Leased Assets [Line Items]
Total property and equipment	55	37
Property and Equipment, Net [Member]
Operating Leased Assets [Line Items]
Total property and equipment	270	260
Accumulated depreciation	(45)	(30)
Property and equipment, net	$ 225	$ 230